Submission	Sep. 10, 2024
Submission [Line Items]
Central Index Key	0001823945
Registrant Name	BLUE OWL CAPITAL INC.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES